7. OTHER CURRENT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Current Liabilities
	December 31,	March 31,
	2017	2017
Accrued interest	$30,886	$5,391
Other accrued liabilities	29,648	64,076
Total other current liabilities	$60,534	$69,467

	March 31, 2017	March 31, 2016
Accrued interest	$5,391	$74,038
Other accrued liabilities	64,076	62,657
Total other current liabilities	$69,467	$136,695